Share Capital (Tables) - Chemomab Therapeutics Ltd [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of the Effect of Share-based Compensation on the Statements of Operations

	Six Months ended	Three Months ended	Six Months ended	Three Months ended
	June 30, 2026	June 30, 2026	June 30, 2025	June 30, 2025
	USD thousands	USD thousands	USD thousands	USD thousands
Research and development	79	37	22	(39)
General and administrative	142	50	223	118

Total share-based compensation expenses	221	87	245	79

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2025	2024	2023
	USD thousands	USD thousands	USD thousands
Research and development	158	401	407
General and administrative	465	216	1,084

Total share-based compensation expenses	623	617	1,491

Schedule of Number and Weighted Average Exercise Prices of Option

	Weighted average exercise price	Number of options	Weighted average remaining contractual life (in years)
	June 30, 2026	June 30, 2026	June 30, 2026
Outstanding at January 1, 2026	0.14	31,492,720	6.71
Forfeited	0.17	(1,418,880)
Granted	0.03	1,930,960	9.79

Outstanding at June 30, 2026	0.13	32,004,800	6.14

	Weighted average exercise price	Number of options	Weighted average remaining contractual life (in years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (in years)
	2024	2024	2024	2023	2023	2023
Outstanding at January 1	0.16	29,873,100	5.99	0.33	35,191,540	7.42
Exercised	-	-	-	-	-	-
Forfeited	0.19	(667,820)	-	0.39	(20,373,620)	-
Granted	0.03	2,845,020	8.56	0.07	15,055,180	5.86

Outstanding at December 31	0.15	32,050,300	7.34	0.16	29,873,100	5.99

	Weighted average exercise price	Number of options	Weighted average remaining contractual life (in years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (in years)
	2025	2025	2025	2024	2024	2024
Outstanding at January 1	0.15	32,050,300	7.34	0.16	29,873,100	5.99
Exercised	0.03	(449,920)	-	-	-	-
Forfeited	0.11	(4,869,540)	-	0.19	(667,820)	-
Granted	0.06	4,761,880	9.30	0.03	2,845,020	8.56

Outstanding at December 31	0.14	31,492,720	6.71	0.15	32,050,300	7.34

Schedule of Unvested RSA
Number of RSAs
RSA	June 30, 2026
Unvested at beginning of the year	10,071,360
Granted	-
Issuance of ordinary shares upon vesting of RSAs	(1,486,480)
Forfeited	-

Outstanding at June 30, 2026	8,584,880

Number of RSAs
RSA	2025
Unvested at beginning of the year	6,443,900
Granted	5,870,980
Vested	(1,433,120)
Forfeited	(810,400)

Outstanding at December 31, 2025	10,071,360

Schedule of Assumptions Used to Calculate the Fair Value of the Options

2025 grants of Options
Weighted average share price (in U.S. dollar)(a)	0.05
Exercise price (in U.S. dollar)	0.06-0.08
Expected life of options (in years)(b)	5.44-5.5
Expected volatility(c)	96%-105.2%
Risk-free interest rate(d)	4.09%-4.19%
Dividend yield	0%

(a)	The weighted average share price is based on the Company’s Ordinary Share closing price on the stock exchange as at the grant date

(b)	Expected life for the periods presented was determined according to the simplified method since, at the date of grant, the Company did not have enough history to make an estimate. This method effectively assumes that exercise occurs over the period from vesting until expiration, and therefore the expected term is the midpoint between the service period and the contractual term of the award. The simplified method is applicable to service conditions.

(c)	Expected volatility is based on historical volatility over the most recent period commensurate with the expected term of the option. As the Company has a short trading history for its ordinary shares, when the Company’s trading period is shorter than the expected term, the expected volatility is derived from the average historical share volatilities of several unrelated public companies within the Company’s industry that the Company considers to be comparable to its own business over a period equivalent to the option’s expected term.

(d)	The risk-free rate for the expected term of the options is based on the Black-Scholes option-pricing model on the yields of U.S. Treasury securities with maturities appropriate for the expected term of employee share option awards.